Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	$ 634,357	$ 638,125	$ 553,956
Allowance for credit losses	3,986		2,998
Loans, Net amount	630,837	$ 634,775	551,339
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	634,357		553,956
Loans, Net amount	630,837		551,339
Allowance for credit losses related to loans [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	576		544
Allowance for credit losses related to loans [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	2,944		2,073
Allowance for credit losses related to loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	359,509		342,430
Loans, Net amount	357,850		340,965
Allowance for credit losses related to loans [member] | Canada [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	412		363
Allowance for credit losses related to loans [member] | Canada [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	1,247		1,102
Allowance for credit losses related to loans [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	264,006		200,439
Loans, Net amount	262,165		199,304
Allowance for credit losses related to loans [member] | United States [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	164		176
Allowance for credit losses related to loans [member] | United States [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	1,677		959
Allowance for credit losses related to loans [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	10,842		11,087
Loans, Net amount	10,822		11,070
Allowance for credit losses related to loans [member] | Other countries [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses			5
Allowance for credit losses related to loans [member] | Other countries [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	$ 20		$ 12